Supplemental Cash Flow Information (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended			1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended					0 Months Ended		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended							1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended		12 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Leasehold Improvements [Member]	Jun. 30, 2013 Furniture and Fixtures [Member]	Jun. 30, 2013 Equipment [Member]	Jul. 31, 2012 2012 Convertible Notes [Member]	Jun. 30, 2013 2012 Convertible Notes [Member]	Jun. 30, 2013 2012 Convertible Notes [Member]	Dec. 31, 2012 2012 Convertible Notes [Member]	Jan. 31, 2013 2012 Convertible Notes [Member]	Mar. 31, 2011 Unsecured Convertible Note [Member]	Jun. 30, 2013 Unsecured Convertible Note [Member]	Jun. 30, 2012 Unsecured Convertible Note [Member]	Mar. 31, 2011 Unsecured Convertible Note [Member]	Jun. 30, 2013 Unsecured Convertible Note [Member]	Jun. 30, 2012 Unsecured Convertible Note [Member]	Dec. 31, 2012 Unsecured Convertible Note [Member]	Dec. 31, 2011 Unsecured Convertible Note [Member]	Dec. 31, 2010 Unsecured Convertible Note [Member]	Dec. 24, 2010 Unsecured Convertible Note [Member]	Nov. 02, 2006 Unsecured Convertible Note [Member]	Jul. 13, 2012 Bridge Loan Note Payable [Member]	Mar. 26, 2012 Bridge Loan Note Payable [Member]	Jul. 31, 2012 Bridge Loan Note Payable [Member]	Jun. 30, 2012 Bridge Loan Note Payable [Member]	Jun. 30, 2012 Bridge Loan Note Payable [Member]	Dec. 31, 2012 Bridge Loan Note Payable [Member]	Dec. 31, 2011 Bridge Loan Note Payable [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2012 Shares Issued to Consultant for Services [Member]	Dec. 31, 2012 Shares Issued to Consultant for Cancellation of Warrant [Member]	Dec. 31, 2012 Acquisition of IDI Common Share Equivalents [Member]	Mar. 21, 2011 Conversion Of Short Term Debt [Member]	Dec. 31, 2011 Conversion Of Short Term Debt [Member]	Dec. 31, 2010 Conversion Of Short Term Debt [Member]	Mar. 31, 2011 Modification Of Senior Unsecured Convertible Note [Member]	Dec. 31, 2011 Modification Of Senior Unsecured Convertible Note [Member]	Dec. 31, 2012 Placement Agency [Member]	Jun. 30, 2013 Six Individuals [Member]	Dec. 31, 2011 Options Granted for Consulting Services [Member]	Jun. 30, 2013 Restricted Stock Units [Member]	Jun. 30, 2012 Restricted Stock Units [Member]	Dec. 31, 2012 Restricted Stock Units [Member]	Dec. 31, 2011 Restricted Stock Units [Member]	Jun. 30, 2013 Deferred Compensation, Share-based Payments [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted																																													600,000
Fair value of options granted																																													$ 389,000
Service period for options granted																																													1 year
Stock based compensation			272	193,586	283,693	2,262,540																																							364,000			65,500	1,668,000
Shares issued for services rendered			458,553																														496,000
Settled by issuance of stock																																														258,553
Shares issued for services																																												60,000						200,000
Value of shares issued for services																																												4,200		51,500				15,000
Restricted stock units awarded																																														686,667	100,000	390,133	1,600,000
Share-based Goods and Nonemployee Services Transaction [Line Items]
Warrants issued to investment banker				250,000																																							586,164
Common stock issued for services			4,200	137,500	177,313																																						222,742
Debt Conversion [Line Items]
Amount of debt converted										900,000																	400,000											784,292
Number of warrants issued																																									400,000
Conversion price										$ 0.25			$ 0.25								$ 0.25				$ 1.50													$ 1.2
Exercise price of warrants																								0.90														1.0			0.05
Common stock issued in conversion																																						1,307,153
Number of shares of common stock warrants can be exercised for										200,000			200,000	850,000											5,500,000							357,500						653,576
Warrant term length										5 years			5 years																									5 years			5 years
Fair value of warrants																											222,426														404,000
Common stock issued for interest						19,634									81,221			81,221																					109,292
Accrued interest payable																					680,816	680,816																	19,634
Interest expense of convertible debt																83,334	20,000		20,000	40,000		80,000	80,000																	89,658
Warrants exercised						455,098																												55,098								372,272
Other Significant Noncash Transactions [Line Items]
Shares issued to consultant					496,000																														246,000	250,000
Value of shares issued to consultant					177,313
Common stock issued for interest, shares															135,369			135,369																135,369
Common stock issued for interest						81,221																												6,768
Common stock issued on debt conversion, shares																																	5,600,000	1,307,153
Number of shares of subsidiary acquired																																					414,172
Shares issued to acquire shares of subsidiary																																		27,611			27,611
Common stock issued in exchange for IDI shares						10,760																												1,381			10,760
Accretion of discount on convertible notes payable			793,865	265,636	941,225	340,377					51,525	360,494	501,166			20,000	83,334		83,334	166,668	333,336	333,336						53,160	51,848	98,968	106,723	7,041
Gain on extinguishment of debt	345,397		414,484	1,672,575	1,578,914	(954,017)																				(93,661)	(222,426)	(93,661)
Stock issued to extinguish debt, shares			2,240,852
Value of stock issued to extinguish debt			153,860
Total cash payment to extinguish debt			137,865																							900,000		900,000
Payments for debt extinguishment costs			66,646	275,041	275,041
Total depreciation and amortization expense			151,047	723,194	1,024,754	1,483,868
Depreciation and amortization included in cost of sales			1,167	396,520	466,606	798,677
Depreciation related to equipment other property and equipment, and (iii) $2,538 for patent amortization.			144,805	321,599	547,997	675,040
Patent amortization	2,538	2,538	5,075	5,075	10,151	10,151
Property, Plant and Equipment [Line Items]
Loss on disposal of assets	(186,621)	(1,799)	(136,621)	(1,640)	512	(362)	(40,824)	(25,685)	(70,112)
Proceeds from the sale of assets			$ 75,423	$ 750	$ 3,761	$ 1,183